Consolidated Statements of Financial Position - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property and equipment, net	SFr 288	SFr 365
Intangible assets	12,206	12,206
Right-of-use assets	755	758
Other non-current assets	89	74
Total non-current assets	13,338	13,403
Current assets
Other current assets	8,488	2,959
Accrued income	876	912
Short-term financial assets	53,324
Cash and cash equivalents	38,327	19,786
Total current assets	101,015	23,657
TOTAL ASSETS	114,353	37,060
Equity attributable to equity holders of the parent
Share capital	366	39
Share premium	288,162	10,742
Reserve for share-based payment	6,379	2,771
Actuarial loss on post employment benefit obligations	(1,072)	(264)
Treasury shares		(1)
Cumulative translation adjustments	(327)	(300)
Accumulated losses	(199,780)	(110,978)
Total Equity	93,728	(97,991)
Non-current liabilities
Long-term lease liabilities	431	491
Long-term financial debt		122,449
Long-term payables	378
Defined benefit pension liabilities	728	91
Total non-current liabilities	1,537	123,031
Current liabilities
Trade payables	7,596	3,867
Accrued expenses and other payables	5,948	8,011
Short-term lease liabilities	174	142
Warrant liabilities	5,370
Total current liabilities	19,088	12,020
Total Liabilities	20,625	135,051
TOTAL EQUITY AND LIABILITIES	SFr 114,353	SFr 37,060